Business Combinations	6 Months Ended
Jun. 30, 2019
Disclosure of detailed information about business combination [abstract]
Business Combinations

Business combinations

Cutanea Life Sciences, Inc.

On March 25, 2019, Biofrontera Inc. entered into an agreement with Maruho to acquire 100% of the shares of Cutanea Life Sciences, Inc., USA including its subsidiaries Dermark LLC and Dermapex LLC (together "Cutanea") through its wholly owned subsidiary Biofrontera Newderm LLC, USA, ("Biofrontera"), newly founded on March 21, 2019. Cutanea has been marketing AKTIPAK®, a prescription gel for the treatment of acne, as well as Xepi®, a prescription cream for the treatment of impetigo, since November 2018.

The strategic goal of the Biofrontera Group is to optimize the global positioning and market potential of Ameluz® and at the same time to become a leading specialty pharmaceutical company in dermatology thanks to its particular degree of innovation. To this end, the global positioning and market potential of our highly innovative products Ameluz® and Xepi® are to be optimized.

Biofrontera acquired Cutanea for an initial purchase price of USD 1.00. Maruho will provide up to USD 7.3 million in start-up financing for Cutanea's redesigned business activities (start-up costs). A purchase price equal to the start-up costs actually paid must be paid to Maruho by 2023.

Subsequently, the profits from the sale of Cutanea products will be shared equally between Maruho and Biofrontera until 2030. Maruho has also agreed to assume all running costs that may be incurred during the first three months after completion of the transaction. Maruho also indemnifies Biofrontera and Cutanea against all liabilities relating to or resulting from the pre-contractual period. In addition, Maruho assumes all Cutanea restructuring costs incurred or arising in the period up to three months after the acquisition.

According to the purchase agreement, the acquisition date is March 25, 2019. As a consequence, the acquisition was made with economic effect from that date. As of the same date, Biofrontera gained control over the acquired companies, which means that Cutanea will be fully consolidated in the consolidated financial statements of Biofrontera in accordance with IFRS 3 with effect from March 25, 2019.

The fair values of the assets and liabilities (in accordance with IFRS 3) on the acquisition date March 25, 2019 are as follows:

in EUR thousands	March 25, 2019
Non-current assets
Property, plant and equipment	1,339
Intangible assets	23,604

Total non-current assets	24,943

Current assets
Trade receivables	1,004
Cash and cash equivalents	20,231
Inventories	763
Other assets	10,860
Total other current assets	32,858
Total assets	57,801

Non-current liabilities
Financial liabilities	495

Current liabilities
Trade payables	1,795
Other current liabilities	20,863
Total current liabilities	22,658
Total equity and liabilities	23,153

Net assets	34,648
Purchase price	17,325
Badwill	17,323

The badwill derives from the considerable restructuring expenses and necessary investments in sales that were foreseeable when Cutanea was acquired. The seller (Maruho) hopes that the successful marketing of Cutanea products by Biofrontera and the associated profit share will deliver economic advantages compared with a continuation of the Cutanea business.

The following assets and liabilities were measured at fair value as part of the purchase price allocation. The assumptions for the valuation of the intangible assets are as follows:

Assets and liabilities identified at acquisition date	Fair value in EUR thousands	Valuation method	Operating life	Cost of capital
Intangible assets
Xepi® marketing license	23,604	Acquisition value method	139 months	9.1%

The products Xepi® and Aktipak® distributed via Cutanea contributed EUR 546 thousand to Biofrontera's sales revenue in the period from the acquisition to 30 June 2019. If the acquisition had occurred as of 1 January 2018, the contribution to sales revenue would have been EUR 1,351 thousand.

The results of operations of Cutanea Life Sciences, Inc. including all subsidiaries is as follows:

in EUR thousands	March 25 – June 30, 2019
Sales revenue	546
Cost of sales	(875)
Gross profit on sales	(329)
Research and development costs	(370)
General administrative costs	(1,807)
Sales costs	(3,480)

Loss on operations	(5,986)
Interest expenses	(10)
Other expenses	(63)
Other income	5,588
Loss before income tax	(471)
Income tax	0
Loss after income tax	(471)

Due to the integration of Cutanea’s activities into Biofrontera Inc., the existing deferred tax assets at Cutanea were not capitalized, as these probably cannot be offset against future profits.

Notes to the balance sheet and consolidated statement of comprehensive income